Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 704,633	$ 745,544
Restricted cash (Note 2(e))	18,145	10,645
Margin deposits (Note 22(d))	45,221	13,748
Accounts receivable, net (Note 3)	45,509	50,684
Inventories (Note 6)	57,656	61,266
Due from related parties (Note 3)	7,014	4,119
Fair value of derivatives (Notes 22 and 23)	10,607	33,310
Insurance claims receivable	10,881	18,458
Time charter assumed (Note 14)	195	405
Accrued charter revenue (Note 14)	11,929	9,752
Short-term investments (Note 5)	18,499	17,492
Investment in leaseback vessels (Note 12(b))	30,561	27,362
Net investment in sales type lease vessels, current (Note 12(c))	12,748	22,620
Prepayments and other assets	66,618	61,949
Vessels held for sale (Note 7)	0	40,307
Total current assets	1,040,216	1,117,661
FIXED ASSETS, NET:
Vessels and advances, net (Note 7)	3,387,012	3,446,797
Total fixed assets, net	3,387,012	3,446,797
OTHER NON-CURRENT ASSETS:
Equity method investments (Note 10)	0	552
Investment in leaseback vessels, non-current (Note 12(b))	222,088	191,674
Accounts receivable, net, non-current (Note 3)	3,560	5,586
Deferred charges, net (Note 8)	71,807	72,801
Finance leases, right-of-use assets (Note 12(a))	37,818	39,211
Due from related parties, non-current (Note 3)	2,175	0
Net investment in sales type lease vessels, non-current (Note 12(c))	6,734	19,482
Restricted cash, non-current (Note 2(e))	55,158	69,015
Time charter assumed, non-current (Note 14)	74	269
Accrued charter revenue, non-current (Note 14)	2,688	10,937
Fair value of derivatives, non-current (Notes 22 and 23)	21,382	28,639
Operating leases, right-of-use assets (Note 13)	297,975	284,398
Total assets	5,148,687	5,287,022
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 11)	317,865	347,027
Accounts payable	49,425	46,769
Due to related parties (Note 3)	6,833	3,172
Finance lease liability (Note 12 (a))	23,877	2,684
Operating lease liabilities, current portion (Note 13)	205,172	160,993
Accrued liabilities	31,885	39,521
Unearned revenue (Note 14)	47,813	52,177
Fair value of derivatives (Notes 22 and 23)	34,221	3,050
Other current liabilities	28,469	7,377
Total current liabilities	745,560	662,770
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 11)	1,716,204	1,999,193
Finance lease liability, net of current portion (Note 12 (a))	0	23,877
Operating lease liabilities, non-current portion (Note 13)	87,424	114,063
Fair value of derivatives, non-current portion (Notes 22 and 23)	5,174	11,194
Unearned revenue, net of current portion (Note 14)	14,620	27,352
Other non-current liabilities	11,099	9,184
Total non-current liabilities	1,834,521	2,184,863
COMMITMENTS AND CONTINGENCIES (Note 15)
Temporary equity - Redeemable non-controlling interest in subsidiary - (Note 16)	(2,453)	629
STOCKHOLDERS' EQUITY:
Preferred stock (Note 17)	0	0
Common stock (Note 17)	13	13
Treasury stock (Note 17)	(120,095)	(120,095)
Additional paid-in capital	1,336,646	1,435,294
Retained earnings	1,279,605	1,045,932
Accumulated other comprehensive income (Notes 22 and 24)	17,345	21,387
Total Costamare Inc. stockholders' equity	2,513,514	2,382,531
Non-controlling interest (Note 1)	57,545	56,229
Total stockholders' equity	2,571,059	2,438,760
Total liabilities and stockholders' equity	$ 5,148,687	$ 5,287,022